Client Money (segregated) (Tables)	12 Months Ended
Dec. 31, 2024
Client Money [Abstract]
Disclosure of detailed information on segregated assets

	2024	2023
	$m	$m
Segregated assets at banks (not recognised)	4,982.4	4,116.4
Segregated assets at exchanges, clearing houses and other counterparties (not recognised)	1,101.2	2,084.6
Segregated assets at exchanges, clearing houses and other counterparties (recognised)	3,016.5	4,415.6
	9,100.1	10,616.6
1. Under the UK FCA’s client money rules, certain monies are protected, segregating these monies from the Group’s own money. This applies to client money placed within segregated bank accounts but also for client money placed at exchanges where the money is held in segregated bank accounts. The same cannot be said to apply under the
CFTC rules, thus driving the accounting treatment of derecognising segregated cash at exchanges in the UK compared to the US.